Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of Inventories [Abstract]
Raw materials	$ 773,180	$ 1,247,087
Finished goods	392,018	607,911
Provision for obsolete inventories	(1,302)
Inventories	$ 1,163,896	$ 1,854,998